Consolidated statement of other comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Statement of comprehensive income [abstract]
Net profit for the year	R$ 126,338	R$ 27,310	R$ 7,989
Other comprehensive income to be reclassified to profit or loss for the year in subsequent periods:
Currency translation adjustment of foreign operations	27,084	3,410	3,737
Currency translation adjustment of joint venture spin-off	(30,616)
Total comprehensive income for the year	R$ 122,806	R$ 30,720	R$ 11,726